PROPERTY, PLANT, EQUIPMENT AND MINERAL CLAIM ASSETS (Details) - Schedule of Property, Plant, Equipment and Mineral Claim Assets (USD $)	Jun. 30, 2014		Dec. 31, 2013		Dec. 31, 2012
PROPERTY, PLANT, EQUIPMENT AND MINERAL CLAIM ASSETS (Details) - Schedule of Property, Plant, Equipment and Mineral Claim Assets [Line Items]
Property, plant and equipment, gross	$ 978,307		$ 979,307		$ 907,321
Less: accumulated impairment (1)	(124,343)	[1]	(124,343)	[1]	(124,343)	[1]
Less: accumulated depreciation(2)	(300,822)	[2]	(246,926)	[2],[3]	(147,766)	[3]
Property, plant and equipment, net	553,142		608,038		635,212
Mining claims	1,792,660		1,792,660	[4]	1,792,660	[4]
Asset retirement costs	3,120		4,828		4,828
Total mineral claim assets	1,795,780		1,797,488		1,797,488
Less: accumulated depletion(2)	0	[2]	0	[2],[3]	0	[3]
Mining claims, net	1,795,780		1,797,488		1,797,488
Building [Member]
PROPERTY, PLANT, EQUIPMENT AND MINERAL CLAIM ASSETS (Details) - Schedule of Property, Plant, Equipment and Mineral Claim Assets [Line Items]
Property, plant and equipment, gross	558,885		558,885		558,885
Machinery and Equipment [Member]
PROPERTY, PLANT, EQUIPMENT AND MINERAL CLAIM ASSETS (Details) - Schedule of Property, Plant, Equipment and Mineral Claim Assets [Line Items]
Property, plant and equipment, gross	137,820		138,820		66,834
Vehicles [Member]
PROPERTY, PLANT, EQUIPMENT AND MINERAL CLAIM ASSETS (Details) - Schedule of Property, Plant, Equipment and Mineral Claim Assets [Line Items]
Property, plant and equipment, gross	$ 281,602		$ 281,602		$ 281,602

[1]	Following the acquisition of the Ruby Mine on July 1, 2011, an evaluation of the equipment inventory determined that some equipment was obsolete and/or otherwise not in compliance with safety regulations, resulting in an impairment deduction of $124,343.
[2]	Depreciation expense totaled $53,896 and $48,120 for the six months ended June 30, 2014 and 2013, respectively. Depletion expense totaled $0 and $0 for the six months ended June 30, 2014 and 2013, respectively.
[3]	Depreciation expense totaled $99,160 and $98,673 for the years ended December 31, 2013 and 2012, respectively. Depletion expense totaled $0 and $0 for the years ended December 31, 2013 and 2012, respectively
[4]	Upon the completion of the Ruby Mine acquisition on July 1, 2011, the estimated fair value of the mineral rights acquired was fully capitalized.